INCOME TAXES	12 Months Ended
Aug. 31, 2022
Disclosure of income tax [Abstract]
INCOME TAXES [Text Block]

17. INCOME TAXES

The income taxes shown in the consolidated earnings differ from the amounts obtained by applying statutory rates to the earnings before provision for income taxes due to the following:

	2022	2021	2020

Loss before income taxes	$8,250	$13,008	$7,056

Income tax recovery at statutory rates	(2,227)	(3,512)	(1,905)
Difference of foreign tax rates	(13)	19	(8)
Non-deductible expenses and non-taxable portion of capital gains	983	1,061	(216)
Changes in unrecognized deferred tax assets and other	1,250	2,487	2,201
Income tax expense (recovery)	(7)	55	72

Income tax (recovery) expense consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	(7)	55	72
	$(7)	$55	$72

The gross movement on the net deferred income tax account is as follows:

	2022	2021	2020
Deferred tax liability at the beginning of the year	$-	$-	$-
Tax recovery (expense) relating to the loss from continuing operations	7	(55)	(72)
Tax recovery relating to components of other comprehensive loss	(7)	55	72
Tax recovery recorded in deficit	-	-	-
Deferred tax liability at the end of the year	$-	$-	$-

The significant components of the Company's net deferred income tax liabilities are as follows:

	2022	2021	2020
Convertible notes	$-	$(389)	$(661)
Loans payable	-	(180)	(247)
Mineral properties	(2,241,430)	(2,597)	(2,221)
Loss carry-forwards	2,241,430	3,166	3,129
	$-	$-	$-

Unrecognized deductible temporary differences, unused tax losses and unused tax credits are attributed to the following:

	2022	2021	2020
Tax Losses:
Operating loss carry-forwards - Canada	$159,298	$158,619	$137,037
Operating loss carry-forwards - South Africa	103,917	35,958	100,415
Net capital loss carry-forwards	-	-	-
	$263,215	$194,577	$237,452
Temporary Differences:
Mineral properties	$7,632	$7,931	$7,672
Financing Costs	2,993	3,611	7,539
Property, plant and equipment	697	728	697
Other	866	800	603
	$12,188	$13,070	$16,511

The Company's Canadian operating loss carry-forwards expire between 2026 and 2042. The Company's South African operating loss carry-forwards do not expire. The Company's Canadian unused investment tax credit carry-forwards expire between 2029 and 2035. The Company's Canadian net capital loss carry-forwards do not expire.